Net Loss Per Share - Schedule of Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net loss	$ (4,029)	$ (7,201)	$ (12,432)	$ (19,111)	$ (23,727)	$ (29,283)
Denominator:
Weighted average shares used in computing net loss per share, basic	851,090	681,634	781,461	573,300	602,333	307,969
Weighted average shares used in computing net loss per share, diluted	851,090	681,634	781,461	573,300	602,333	307,969
Net loss per share, basic	$ (4.73)	$ (10.56)	$ (15.91)	$ (33.34)	$ (39.39)	$ (95.09)
Net loss per share, diluted	$ (4.73)	$ (10.56)	$ (15.91)	$ (33.34)	$ (39.39)	$ (95.09)